REGULATORY FEES (Tables)	12 Months Ended
Dec. 31, 2022
REGULATORY FEES
Schedule of Regulatory fees

	12/31/2022	12/31/2021
Current
Research and Development - R&D and Energy Efficiency - PEE	583,855	235,492
RGR quota	223,120	196,584
Compensation for the Use of Water Resources	122,029	80,617
CDE contribution	28,448	13,809
PROINFA contribution	23,753	7,438
Electricity Service Inspection Fee	15,405	8,973
	996,610	542,913
Non-current
Research and Development - R&D and Energy Efficiency - PEE	464,330	649,303
RGR quota	28	38
	464,358	649,341
	1,460,968	1,192,254